Guarantee Deposits - Schedule of Guarantee Deposits (Parenthetical) (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Guarantee Deposits [Abstract]
Percentage requirement for unused prepaid balance of money	100.00%
Percentage requirement for unused prepaid balance of lite	50.00%
Guarantee deposits including government securities and cash held by the trust	¥ 306,747	¥ 250,329
Deposits with bank	196,500
Safeguarding assets maintained with digital wage payment services amount	¥ 5,011	¥ 5,002